FINANCIAL INSTRUMENTS (Details 1)	12 Months Ended
Mar. 31, 2026
Performing [Member]
IfrsStatementLineItems [Line Items]
Definition	Low risk of default and strong capacity to repay
Loss provision	12m ECL
Non Performing [Member]
IfrsStatementLineItems [Line Items]
Definition	Significant increase in credit risk
Loss provision	Lifetime ECL